Results by business segment (Tables)	3 Months Ended
Jan. 31, 2019
Text block [abstract]
Disclosure of operating segments

	For the three months ended January 31, 2019
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2)	$3,134	$744	$–	$(31)	$1,006	$31	$4,884
Non-interest income	1,284	2,204	1,579	662	1,092	(116)	6,705
Total revenue	4,418	2,948	1,579	631	2,098	(85)	11,589
Provision for credit losses	348	26	–	–	140	–	514
Insurance policyholder benefits, claims and acquisition expense	–	–	1,225	–	–	–	1,225
Non-interest expense	1,915	2,164	154	418	1,230	31	5,912
Net income (loss) before income taxes	2,155	758	200	213	728	(116)	3,938
Income taxes (recoveries)	584	161	34	52	75	(140)	766
Net income	$1,571	$597	$166	$161	$653	$24	$3,172
Non-interest expense includes:
Depreciation and amortization	$153	$147	$11	$34	$95	$–	$440

	For the three months ended January 31, 2018
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2)	$2,856	$612	$–	$128	$866	$(17)	$4,445
Non-interest income	1,309	2,171	1,144	548	1,309	(98)	6,383
Total revenue	4,165	2,783	1,144	676	2,175	(115)	10,828
Provision for credit losses	317	(2)	–	–	20	(1)	334
Insurance policyholder benefits, claims and acquisition expense	–	–	836	–	–	–	836
Non-interest expense	1,801	2,011	142	389	1,214	54	5,611
Net income (loss) before income taxes	2,047	774	166	287	941	(168)	4,047
Income taxes (recoveries)	526	177	39	68	193	32	1,035
Net income	$1,521	$597	$127	$219	$748	$(200)	$3,012
Non-interest expense includes:
Depreciation and amortization	$140	$130	$9	$30	$87	$–	$396

(1)	Taxable equivalent basis.
(2)	Interest revenue is reported net of interest expense as we rely primarily on net interest income as a performance measure.

Total assets and total liabilities by business segment

	As at January 31, 2019
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets	Corporate Support	Total
Total assets	$458,817	$93,905	$16,787	$148,670	$604,422	$43,606	$1,366,207
Total liabilities	$458,826	$94,050	$16,826	$148,658	$604,438	$(37,241)	$1,285,557

	As at October 31, 2018
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets	Corporate Support	Total
Total assets	$453,879	$93,063	$16,210	$136,030	$590,950	$44,602	$1,334,734
Total liabilities	$453,878	$93,162	$16,289	$135,944	$590,582	$(35,076)	$1,254,779